Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (39.8%)

	Airlines (0.8%)
1,387,732	Air Canada Pass Through Trust
	Series 2015-1, Class B*
	3.875%, 09/15/24	$1,382,333
188,800	Air Canada Pass Through Trust
	Series 2015-2, Class B*
	5.000%, 06/15/25	184,048
969,707	Alaska Airlines Pass Through
	Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	946,677
567,529	Alaska Airlines Pass Through
	Trust Series 2020-1, Class B*
	8.000%, 02/15/27	578,891
1,059,172	British Airways Pass Through
	Trust Series 2021-1, Class B*
	3.900%, 03/15/33	905,634
723,269	JetBlue Pass Through Trust
	Series 2020-1, Class B
	7.750%, 05/15/30	713,982
1,261,000	Spirit Loyalty Cayman, Ltd. /
	Spirit IP Cayman, Ltd.*
	8.000%, 09/20/25	1,289,276
425,536	United Airlines Pass Through
	Trust Series 2019-2, Class B
	3.500%, 11/01/29	382,280

		6,383,121

	Communication Services (4.3%)
1,100,000	Altice France, SA*
	5.500%, 10/15/29	870,243
1,160,000	APi Group DE, Inc.*
	4.750%, 10/15/29	1,047,399
1,490,000	Arrow Bidco, LLC*
	9.500%, 03/15/24	1,498,508
1,025,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	828,190
	Audacy Capital Corp.*
1,193,000	6.750%, 03/31/29	214,394
448,000	6.500%, 05/01/27	78,001
717,000	Beasley Mezzanine Holdings, LLC*
	8.625%, 02/01/26	468,918
717,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	645,902
240,000	CMG Media Corp.*
	8.875%, 12/15/27	188,093
1,465,000	Consolidated Communications, Inc.*^
	6.500%, 10/01/28	1,197,637
	CSC Holdings, LLC*
1,600,000	5.750%, 01/15/30	1,011,296
1,550,000	5.500%, 04/15/27	1,366,402
1,450,000	5.375%, 02/01/28	1,219,943
1,350,000	4.625%, 12/01/30	799,902
1,125,000	4.500%, 11/15/31	830,070
	Diamond Sports Group, LLC / Diamond Sports Finance Company*
750,000	6.625%, 08/15/27	15,735
540,000	5.375%, 08/15/26	39,911

PRINCIPAL AMOUNT		VALUE
1,320,000	Directv Financing, LLC / Directv
	Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	$1,197,715
674,000	Embarq Corp.
	7.995%, 06/01/36	325,636
1,000,000	Frontier California, Inc.
	6.750%, 05/15/27	947,920
	Frontier Communications Holdings, LLC*
605,000	5.000%, 05/01/28	549,546
239,000	8.750%, 05/15/30	247,781
1,039,000	Frontier Florida, LLC@
	6.860%, 02/01/28	966,530
1,445,000	Frontier North, Inc.@
	6.730%, 02/15/28	1,338,099
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
835,000	3.500%, 03/01/29	723,319
250,000	5.250%, 12/01/27	242,430
270,000	Hughes Satellite Systems Corp.
	5.250%, 08/01/26	263,615
	Intelsat Jackson Holdings, SA*@&
731,000	9.750%, 07/15/25	1
475,000	5.500%, 08/01/23	—
1,215,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	1,184,212
670,949	Ligado Networks, LLC*
	15.500%, 11/01/23
	15.500% PIK rate	234,940
	Lumen Technologies, Inc.
1,517,000	7.600%, 09/15/39^	1,026,933
481,000	4.500%, 01/15/29*	323,703
478,000	Match Group Holdings II, LLC*^
	3.625%, 10/01/31	384,073
	Netflix, Inc.
725,000	4.875%, 06/15/30*	718,663
525,000	4.875%, 04/15/28	525,131
480,000	Paramount Global‡
	6.375%, 03/30/62
	5 year CMT + 4.00%	418,138
	Scripps Escrow II, Inc.*
477,000	3.875%, 01/15/29	400,890
239,000	5.375%, 01/15/31^	193,019
810,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	724,035
	Sirius XM Radio, Inc.*
1,250,000	5.500%, 07/01/29	1,174,425
723,000	4.000%, 07/15/28	643,680
475,000	3.125%, 09/01/26	428,749
239,000	3.875%, 09/01/31	196,883
475,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	280,844
2,430,000	Sprint, LLC
	7.125%, 06/15/24	2,485,987
840,000	Stagwell Global, LLC*
	5.625%, 08/15/29	737,134
755,000	Telecom Italia Capital, SA
	6.000%, 09/30/34	606,748
953,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	438,599
385,000	Time Warner Cable, LLC
	7.300%, 07/01/38	414,033

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,580,000	United States Cellular Corp. 6.700%, 12/15/33	$1,470,506

		34,134,461

	Consumer Discretionary (7.3%)
1,162,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	1,175,084
1,004,000	American Axle & Manufacturing, Inc. 6.875%, 07/01/28	916,030
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
837,000	4.625%, 08/01/29	699,422
705,000	6.625%, 01/15/28	645,357
1,208,000	At Home Group, Inc.*^ 4.875%, 07/15/28	883,628
	Bath & Body Works, Inc.
1,264,000	6.694%, 01/15/27	1,274,213
1,200,000	6.875%, 11/01/35	1,107,516
	Caesars Entertainment, Inc.*
604,000	4.625%, 10/15/29^	516,462
472,000	8.125%, 07/01/27^	479,491
472,000	6.250%, 07/01/25	470,546
	Carnival Corp.*
488,000	10.500%, 02/01/26	510,975
239,000	7.625%, 03/01/26^	217,748
1,130,000	Carriage Services, Inc.* 4.250%, 05/15/29	930,781
725,000	Carvana Company* 4.875%, 09/01/29	323,857
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
3,130,000	5.125%, 05/01/27	2,985,707
1,100,000	6.375%, 09/01/29^	1,062,457
1,055,000	4.750%, 03/01/30	923,463
951,000	4.250%, 02/01/31	792,906
565,000	5.000%, 02/01/28	527,721
500,000	4.500%, 08/15/30	427,815
478,000	4.750%, 02/01/32	406,697
478,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	453,593
750,000	Cedar Fair, LP^ 5.250%, 07/15/29	691,447
	Dana, Inc.
790,000	4.250%, 09/01/30	672,187
478,000	4.500%, 02/15/32	403,375
	DISH DBS Corp.
1,200,000	5.250%, 12/01/26*	1,034,808
763,000	7.750%, 07/01/26	620,006
595,000	7.375%, 07/01/28	428,477
480,000	5.125%, 06/01/29	306,024
946,000	DISH Network Corp.* 11.750%, 11/15/27	982,024
1,365,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,119,942
1,058,000	Everi Holdings, Inc.* 5.000%, 07/15/29	958,146
1,000,000	Ford Motor Company 6.100%, 08/19/32	982,320
	Ford Motor Credit Company, LLC
1,865,000	7.350%, 11/04/27	1,957,952
1,525,000	4.000%, 11/13/30	1,333,033
1,150,000	5.113%, 05/03/29	1,091,062
1,120,000	4.134%, 08/04/25	1,071,190
800,000	2.900%, 02/16/28	692,368

PRINCIPAL AMOUNT		VALUE
425,000	7.350%, 03/06/30	$446,705
	Gap, Inc.*
359,000	3.875%, 10/01/31^	269,239
48,000	3.625%, 10/01/29	36,937
	goeasy, Ltd.*
1,660,000	5.375%, 12/01/24	1,592,953
881,000	4.375%, 05/01/26	791,429
1,190,000	Goodyear Tire & Rubber Company^ 5.000%, 07/15/29	1,050,401
407,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	358,107
1,436,000	Guitar Center, Inc.*^& 8.500%, 01/15/26	1,256,242
	International Game Technology, PLC*
1,260,000	6.250%, 01/15/27	1,266,980
200,000	4.125%, 04/15/26	190,536
965,000	Liberty Interactive, LLC 8.250%, 02/01/30	455,741
	Life Time, Inc.*
717,000	8.000%, 04/15/26^	697,376
480,000	5.750%, 01/15/26	464,563
616,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	604,043
635,000	M/I Homes, Inc. 3.950%, 02/15/30	534,975
	Macy’s Retail Holdings, LLC
1,003,000	6.700%, 07/15/34*	848,378
598,000	5.875%, 03/15/30*	547,774
490,000	4.300%, 02/15/43	304,305
1,130,000	Mclaren Finance, PLC* 7.500%, 08/01/26	855,907
1,219,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,079,364
1,302,000	Mohegan Tribal Gaming Authority* 8.000%, 02/01/26	1,234,791
	Newell Brands, Inc.
250,000	6.375%, 09/15/27	251,655
121,000	6.625%, 09/15/29^	122,793
	Nordstrom, Inc.
500,000	5.000%, 01/15/44^	336,970
465,000	4.250%, 08/01/31	350,154
1,105,000	Penn Entertainment, Inc.*^ 4.125%, 07/01/29	916,940
1,340,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^ 5.625%, 09/01/29	976,458
2,360,000	Rite Aid Corp.* 8.000%, 11/15/26	1,318,697
1,350,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	1,146,690
1,090,000	Sonic Automotive, Inc.*^ 4.625%, 11/15/29	907,316
698,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	655,701
1,965,000	Station Casinos, LLC* 4.500%, 02/15/28	1,770,701
589,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	572,031

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
238,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	$252,597
1,100,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	891,880
241,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	223,515

		57,656,674

	Consumer Staples (1.7%)
1,099,000	Central Garden & Pet Company* 4.125%, 04/30/31	923,325
1,092,000	Edgewell Personal Care Company* 4.125%, 04/01/29	952,268
	Energizer Holdings, Inc.*
1,331,000	4.375%, 03/31/29	1,155,641
240,000	6.500%, 12/31/27	234,622
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
1,415,000	5.500%, 01/15/30	1,375,974
1,075,000	5.125%, 02/01/28	1,054,532
370,000	5.750%, 04/01/33	364,450
621,000	New Albertsons, LP 7.750%, 06/15/26	632,501
957,000	Performance Food Group, Inc.* 4.250%, 08/01/29	855,127
600,000	Petsmart, Inc. / PetSmart Finance Corp.* 7.750%, 02/15/29	592,644
300,000	PetSmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	278,793
	Pilgrim’s Pride Corp.*
795,000	5.875%, 09/30/27	789,379
700,000	4.250%, 04/15/31	607,656
442,000	Post Holdings, Inc.* 5.750%, 03/01/27	436,197
909,000	Prestige Brands, Inc.* 3.750%, 04/01/31	772,277
1,050,000	United Natural Foods, Inc.* 6.750%, 10/15/28	1,014,898
1,500,000	Vector Group, Ltd.* 5.750%, 02/01/29	1,310,610

		13,350,894

	Energy (4.6%)
959,000	Antero Resources Corp.* 5.375%, 03/01/30	895,246
958,000	Apache Corp. 5.100%, 09/01/40	837,062
	Buckeye Partners, LP
750,000	3.950%, 12/01/26	689,010
500,000	5.850%, 11/15/43	384,695
1,335,000	Callon Petroleum Company* 7.500%, 06/15/30	1,293,161
477,000	Cheniere Energy, Inc. 4.625%, 10/15/28	454,948
720,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	711,094
	Continental Resources, Inc.*
715,000	2.875%, 04/01/32	561,375
475,000	5.750%, 01/15/31	466,844

PRINCIPAL AMOUNT		VALUE
1,490,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	$1,475,875
12,570	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27 13.000% PIK rate	12,168
742,000	DT Midstream, Inc.* 4.125%, 06/15/29	655,297
1,431,000	Earthstone Energy Holdings, LLC* 8.000%, 04/15/27	1,397,400
555,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	555,894
	Energy Transfer, LP‡
1,400,000	7.831%, 11/01/66 3 mo. USD LIBOR + 3.02%	1,134,616
700,000	6.500%, 11/15/26‡ ‡‡ 5 year CMT + 5.69%	660,590
	EnLink Midstream Partners, LP
1,235,000	8.879%, 03/03/23^‡ ‡‡ 3 mo. USD LIBOR + 4.11%	1,039,660
1,015,000	4.850%, 07/15/26	987,351
480,000	Enlink Midstream, LLC*^ 6.500%, 09/01/30	489,874
1,100,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	1,104,158
	Genesis Energy, LP / Genesis Energy Finance Corp.
978,000	6.250%, 05/15/26^	938,508
239,000	8.875%, 04/15/30	243,049
	Gulfport Energy Corp.
940,000	6.375%, 05/15/25&	1
715,000	8.000%, 05/17/26*	710,367
287,284	8.000%, 05/17/26	285,422
1,100,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	1,030,931
717,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	700,007
940,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	910,616
	Moss Creek Resources Holdings, Inc.*
500,000	10.500%, 05/15/27	486,240
455,000	7.500%, 01/15/26	420,752
895,000	MPLX, LP^‡ ‡‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	895,573
480,000	Nabors Industries, Inc.* 7.375%, 05/15/27	481,003
	New Fortress Energy, Inc.*
952,000	6.750%, 09/15/25	914,463
478,000	6.500%, 09/30/26	441,768
874,000	Par Petroleum, LLC / Par
	Petroleum Finance Corp.* 7.750%, 12/15/25	863,538
1,025,000	Parkland Corp.* 5.875%, 07/15/27	985,497
957,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	894,087

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
960,000	Plains All American Pipeline, LP‡ ‡‡ 8.716%, 03/03/23 3 mo. USD LIBOR + 4.11%	$868,685
860,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	819,950
	Southwestern Energy Company
720,000	5.375%, 03/15/30	671,486
480,000	5.375%, 02/01/29	451,541
479,000	4.750%, 02/01/32	422,588
239,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	213,324
477,000	Transocean, Inc.* 8.750%, 02/15/30	492,898
	Venture Global Calcasieu Pass, LLC*
240,000	4.125%, 08/15/31	213,314
240,000	3.875%, 08/15/29	214,320
60,000	6.250%, 01/15/30	61,195
	Vital Energy, Inc.
1,050,000	10.125%, 01/15/28^	1,047,238
477,000	9.500%, 01/15/25	481,746
1,000,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	881,670
665,000	W&T Offshore, Inc.* 9.750%, 11/01/23	665,599
	Weatherford International, Ltd.*
1,033,000	6.500%, 09/15/28	1,029,560
715,000	8.625%, 04/30/30^	721,585

		36,264,839

	Financials (7.4%)
	Acrisure, LLC / Acrisure Finance, Inc.*
1,434,000	6.000%, 08/01/29	1,184,886
1,280,000	7.000%, 11/15/25	1,220,275
1,440,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	1,434,370
1,459,000	AG Issuer, LLC* 6.250%, 03/01/28	1,380,652
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
2,065,000	6.750%, 10/15/27	1,935,297
240,000	5.875%, 11/01/29	209,414
235,000	4.250%, 10/15/27	215,805
	Ally Financial, Inc.
1,087,000	4.700%, 05/15/26‡ ‡‡ 5 year CMT + 3.87%	895,471
777,000	8.000%, 11/01/31	853,869
445,000	4.700%, 05/15/28‡ ‡‡ 7 year CMT + 3.48%	343,206
1,923,000	AmWINS Group, Inc.* 4.875%, 06/30/29	1,696,971
825,000	AssuredPartners, Inc.* 7.000%, 08/15/25	815,414
1,069,000	Aviation Capital Group, LLC*µ 3.500%, 11/01/27	960,400
	Avolon Holdings Funding, Ltd.*µ
510,000	3.950%, 07/01/24	494,955
400,000	5.500%, 01/15/26	392,092
1,916,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	1,693,725

PRINCIPAL AMOUNT		VALUE
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
1,920,000	4.500%, 04/01/27	$1,695,494
1,180,000	5.750%, 05/15/26	1,113,141
1,000,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	915,150
1,082,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	991,134
	Credit Acceptance Corp.
1,250,000	6.625%, 03/15/26^	1,144,475
869,000	5.125%, 12/31/24*	817,946
1,247,000	Enact Holdings, Inc.* 6.500%, 08/15/25	1,230,240
1,398,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,181,729
1,563,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,544,682
	HUB International, Ltd.*
1,510,000	7.000%, 05/01/26	1,504,035
1,430,000	5.625%, 12/01/29^	1,288,244
	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
720,000	5.250%, 05/15/27	674,654
718,000	4.375%, 02/01/29	626,441
1,825,000	ILFC E-Capital Trust II*‡ 6.538%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,232,258
1,990,000	Iron Mountain, Inc.* 5.250%, 03/15/28	1,894,241
2,435,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	2,083,605
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
1,874,000	5.250%, 10/01/25	1,805,618
478,000	4.750%, 06/15/29	397,691
1,359,000	LD Holdings Group, LLC* 6.125%, 04/01/28	887,590
	Level 3 Financing, Inc.*
1,624,000	3.875%, 11/15/29	1,318,071
985,000	4.250%, 07/01/28	781,440
720,000	LPL Holdings, Inc.* 4.000%, 03/15/29	644,753
2,085,000	MetLife, Inc. 6.400%, 12/15/66	2,137,584
1,300,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,137,188
	Navient Corp.
2,113,000	5.000%, 03/15/27	1,931,683
1,100,000	4.875%, 03/15/28	974,545
1,100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	846,175
	OneMain Finance Corp.
660,000	3.875%, 09/15/28	556,776
504,000	7.125%, 03/15/26	501,722

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
476,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	$440,885
1,493,000	PHH Mortgage Corp.* 7.875%, 03/15/26	1,366,827
230,000	PNC Financial Services Group, Inc.µ‡ ‡‡ 6.000%, 05/15/27 5 year CMT + 3.00%	228,510
1,100,000	RHP Hotel Properties, LP / RHP Finance Corp.*^ 4.500%, 02/15/29	984,511
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
450,000	3.875%, 03/01/31	367,313
445,000	3.625%, 03/01/29	376,034
220,000	2.875%, 10/15/26	196,460
943,000	StoneX Group, Inc.* 8.625%, 06/15/25	956,372
240,000	SVB Financial Group^‡ ‡‡ 4.000%, 05/15/26 5 year CMT + 3.20%	193,051
	United Wholesale Mortgage, LLC*
1,123,000	5.500%, 04/15/29	967,307
480,000	5.750%, 06/15/27	432,701
465,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	322,008
1,100,000	VZ Secured Financing, BV* 5.000%, 01/15/32	943,239
1,017,000	XHR, LP* 6.375%, 08/15/25	1,009,250

		58,369,575

	Health Care (2.9%)
	Bausch Health Companies, Inc.*
1,934,000	11.000%, 09/30/28	1,519,428
382,000	14.000%, 10/15/30	246,722
359,000	6.125%, 02/01/27	245,226
	CHS/Community Health Systems, Inc.*
1,917,000	6.125%, 04/01/30	1,164,731
1,100,000	8.000%, 03/15/26	1,069,519
538,000	6.875%, 04/15/29	340,769
120,000	5.250%, 05/15/30	96,918
	DaVita, Inc.*
1,926,000	4.625%, 06/01/30	1,623,849
1,139,000	3.750%, 02/15/31	886,882
	Embecta Corp.*
717,000	5.000%, 02/15/30	591,224
240,000	6.750%, 02/15/30	216,492
	Encompass Health Corp.
470,000	4.750%, 02/01/30	431,380
470,000	4.500%, 02/01/28	439,234
1,109,000	HCA, Inc. 7.500%, 11/06/33	1,230,369
300,000	Jazz Securities DAC* 4.375%, 01/15/29	274,599
411,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	236,321
	Medline Borrower, LP*
1,215,000	3.875%, 04/01/29	1,040,672
1,208,000	5.250%, 10/01/29	1,015,312

PRINCIPAL AMOUNT		VALUE
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
1,760,000	5.125%, 04/30/31	$1,587,362
450,000	4.125%, 04/30/28	408,996
1,025,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	685,008
	Tenet Healthcare Corp.
2,250,000	6.250%, 02/01/27	2,207,137
1,315,000	6.875%, 11/15/31	1,218,939
	Teva Pharmaceutical Finance Netherlands III, BV
2,050,000	6.000%, 04/15/24	2,047,089
800,000	4.750%, 05/09/27	744,496
450,000	7.125%, 01/31/25	456,588
440,000	3.150%, 10/01/26	395,001

		22,420,263

	Industrials (6.2%)
1,100,000	ACCO Brands Corp.* 4.250%, 03/15/29	952,424
1,050,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	1,005,627
965,000	Air Lease Corp.‡ ‡‡ 4.125%, 12/15/26 5 year CMT + 3.15%	750,529
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,600,000	4.625%, 01/15/27	1,522,464
952,000	3.500%, 03/15/29	821,728
720,000	5.875%, 02/15/28	704,614
1,100,000	Allegiant Travel Company* 7.250%, 08/15/27	1,079,837
240,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	224,580
1,103,980	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	936,308
	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
717,000	5.500%, 04/20/26	703,735
239,000	5.750%, 04/20/29	231,586
538,000	Arcosa, Inc.* 4.375%, 04/15/29	481,047
2,450,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	1,925,283
375,000	Ball Corp.^ 6.875%, 03/15/28	387,398
753,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	649,312
956,000	BWX Technologies, Inc.*^ 4.125%, 04/15/29	865,209
	Cascades, Inc. / Cascades USA, Inc.*
500,000	5.375%, 01/15/28	466,850
485,000	5.125%, 01/15/26	454,125
239,000	Delta Air Lines, Inc. 7.375%, 01/15/26	250,295
239,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	232,557
1,265,000	Deluxe Corp.* 8.000%, 06/01/29	1,084,712

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
478,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	$426,916
717,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	691,181
1,198,000	Endurance International Group
	Holdings, Inc.*
	6.000%, 02/15/29	870,083
475,000	EnerSys*
	4.375%, 12/15/27	439,271
720,000	Fly Leasing, Ltd.*
	7.000%, 10/15/24	627,890
580,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	510,528
500,000	Granite US Holdings Corp.*^
	11.000%, 10/01/27	527,710
	Graphic Packaging International, LLC*
625,000	4.750%, 07/15/27	602,250
446,000	3.500%, 03/01/29	393,198
1,054,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	890,124
2,244,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	1,981,676
1,438,000	Hawaiian Brand Intellectual
	Property, Ltd. / HawaiianMiles
	Loyalty, Ltd.*
	5.750%, 01/20/26	1,376,008
1,250,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	1,199,175
1,450,000	Howmet Aerospace, Inc.
	5.125%, 10/01/24	1,448,231
1,120,000	IEA Energy Services, LLC*
	6.625%, 08/15/29	1,100,378
1,250,000	JELD-WEN, Inc.*^
	4.625%, 12/15/25	1,107,737
1,575,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	1,358,516
474,000	MasTec, Inc.*
	4.500%, 08/15/28	439,687
588,000	Moog, Inc.*
	4.250%, 12/15/27	545,864
940,000	Novelis Corp.*
	4.750%, 01/30/30	860,222
360,000	OI European Group, BV*
	4.750%, 02/15/30	323,960
1,100,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	990,121
1,449,000	Patrick Industries, Inc.*^
	4.750%, 05/01/29	1,239,938
	QVC, Inc.
579,000	4.375%, 09/01/28	372,268
470,000	5.450%, 08/15/34	277,935
	Sealed Air Corp.*
743,000	6.125%, 02/01/28	750,207
239,000	5.000%, 04/15/29	226,864
450,000	Sensata Technologies, BV*
	4.000%, 04/15/29	404,262
479,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	410,029
	Sinclair Television Group, Inc.*
717,000	4.125%, 12/01/30	570,832
475,000	5.500%, 03/01/30^	379,373

PRINCIPAL AMOUNT		VALUE
955,000	Standard Industries, Inc.* 5.000%, 02/15/27	$910,554
773,000	Stericycle, Inc.*
	3.875%, 01/15/29	687,970
717,000	STL Holding Company, LLC*
	7.500%, 02/15/26	633,441
1,000,000	TransDigm UK Holdings, PLC
	6.875%, 05/15/26	992,190
	TransDigm, Inc.
1,299,000	6.250%, 03/15/26*	1,299,844
700,000	7.500%, 03/15/27	705,978
719,000	Tronox, Inc.*
	4.625%, 03/15/29	615,809
961,000	Vertiv Group Corp.*
	4.125%, 11/15/28	838,444
1,004,000	Wabash National Corp.*
	4.500%, 10/15/28	885,187
855,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	796,116
	WESCO Distribution, Inc.*
470,000	7.125%, 06/15/25	477,807
235,000	7.250%, 06/15/28	241,874
1,027,000	Williams Scotsman International, Inc.*
	6.125%, 06/15/25	1,032,104

		49,189,972

	Information Technology (1.8%)
478,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	429,789
557,000	Coherent Corp.*
	5.000%, 12/15/29	510,151
1,114,000	CommScope Technologies, LLC*
	6.000%, 06/15/25	1,056,618
895,000	CommScope, Inc.*
	4.750%, 09/01/29	745,258
1,155,000	Dell International, LLC / EMC
	Corp.µ
	6.020%, 06/15/26	1,188,518
480,000	Fair Isaac Corp.*
	4.000%, 06/15/28	446,290
1,050,000	KBR, Inc.*
	4.750%, 09/30/28	958,849
	MPH Acquisition Holdings, LLC*
1,050,000	5.750%, 11/01/28^	764,200
480,000	5.500%, 09/01/28	399,787
478,000	NCR Corp.*
	5.125%, 04/15/29	416,343
723,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	660,273
	Open Text Corp.*
705,000	3.875%, 02/15/28	613,484
475,000	6.900%, 12/01/27^	487,160
359,000	3.875%, 12/01/29	299,248
359,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	292,183
479,000	Playtika Holding Corp.*^
	4.250%, 03/15/29	398,312
646,000	PTC, Inc.*
	4.000%, 02/15/28	602,414
1,350,000	TTM Technologies, Inc.*^
	4.000%, 03/01/29	1,180,102
	Twilio, Inc.
680,000	3.625%, 03/15/29	578,292
236,000	3.875%, 03/15/31	195,897

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,200,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	$1,047,480
1,100,000	ZoomInfo Technologies, LLC /
	ZoomInfo Finance Corp.*^
	3.875%, 02/01/29	949,905

		14,220,553

	Materials (1.5%)
500,000	ArcelorMittal, SA
	7.000%, 10/15/39	541,470
534,000	ATI, Inc.
	5.875%, 12/01/27	518,850
242,000	Carpenter Technology Corp.
	7.625%, 03/15/30	248,667
715,000	Chemours Company*
	4.625%, 11/15/29	597,811
1,530,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	1,369,411
	Commercial Metals Company
478,000	4.125%, 01/15/30	429,292
239,000	4.375%, 03/15/32	211,658
1,115,000	Constellium, SE*^
	3.750%, 04/15/29	954,574
716,000	HB Fuller Company
	4.250%, 10/15/28	634,870
725,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	737,158
	Kaiser Aluminum Corp.*
1,090,000	4.625%, 03/01/28	997,699
120,000	4.500%, 06/01/31	101,680
675,000	LSF11 A5 HoldCo, LLC*
	6.625%, 10/15/29	563,794
1,017,000	Mercer International, Inc.
	5.125%, 02/01/29	871,183
1,430,000	Owens-Brockway Glass
	Container, Inc.*^
	6.625%, 05/13/27	1,407,892
1,105,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	1,033,871
478,000	Trinseo Materials Operating SCA /
	Trinseo Materials Finance, Inc.*^
	5.125%, 04/01/29	345,814
275,000	Univar Solutions USA, Inc.*
	5.125%, 12/01/27	267,504

		11,833,198

	Other (0.3%)
1,090,000	1375209 B.C., Ltd.*^
	9.000%, 01/30/28	1,087,122
	Gen Digital, Inc.*
500,000	7.125%, 09/30/30^	508,045
500,000	6.750%, 09/30/27	507,705

		2,102,872

	Real Estate (0.5%)
764,000	EPR Properties
	3.750%, 08/15/29	638,330
	Forestar Group, Inc.*
750,000	5.000%, 03/01/28	659,617
502,000	3.850%, 05/15/26	450,470
1,073,000	MIWD Holdco II, LLC / MIWD
	Finance Corp.*
	5.500%, 02/01/30	894,056
	Service Properties Trust
1,250,000	4.350%, 10/01/24	1,179,675

PRINCIPAL AMOUNT		VALUE
465,000	5.250%, 02/15/26	$403,364

		4,225,512

	Special Purpose Acquisition Companies (0.2%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
955,000	6.750%, 01/15/30	793,910
477,000	4.625%, 01/15/29	421,320

		1,215,230

	Utilities (0.3%)
350,000	PPL Capital Funding, Inc.‡
	7.395%, 03/30/67
	3 mo. USD LIBOR + 2.67%	308,168
1,250,000	TerraForm Power Operating, LLC*
	5.000%, 01/31/28	1,176,163
	Vistra Corp.*‡ ‡‡
480,000	8.000%, 10/15/26
	5 year CMT + 6.93%	470,904
450,000	7.000%, 12/15/26
	5 year CMT + 5.74%	424,710

		2,379,945

	TOTAL CORPORATE BONDS (Cost $350,372,534)	313,747,109

CONVERTIBLE BONDS (91.0%)

	Communication Services (8.2%)
	Liberty Media Corp.
9,000,000	2.250%, 08/15/27*	9,466,470
9,000,000	0.500%, 12/01/50*	9,446,760
8,550,000	1.375%, 10/15/23	11,193,831
5,250,000	Match Group Finance Co. 3, Inc.*^
	2.000%, 01/15/30	5,162,062
6,000,000	Perficient, Inc.
	0.125%, 11/15/26	4,841,400
14,500,000	Sea, Ltd.
	0.250%, 09/15/26	11,284,480
	Snap, Inc.
10,500,000	0.000%, 05/01/27	7,755,720
5,750,000	0.750%, 08/01/26^	5,345,430

		64,496,153

	Consumer Discretionary (14.9%)
11,500,000	Airbnb, Inc.µ 03/15/26	9,893,910
4,500,000	Booking Holdings, Inc.µ
	0.750%, 05/01/25	6,425,595
6,750,000	Chegg, Inc.µ 09/01/26	5,357,138
	DISH Network Corp.
12,750,000	0.000%, 12/15/25	8,471,355
1,917,000	2.375%, 03/15/24µ	1,786,663
11,500,000	DraftKings Holdings, Inc. 03/15/28	7,887,160
12,750,000	Etsy, Inc.µ
	0.125%, 09/01/27	13,167,308
16,750,000	Ford Motor Companyµ 03/15/26	17,053,510
1,750,000	Liberty Broadband Corp.*
	2.750%, 09/30/50	1,715,385
2,435,000	Lucid Group, Inc.*
	1.250%, 12/15/26	1,571,549
11,250,000	Marriott Vacations Worldwide
	Corp. 01/15/26	12,157,425
5,750,000	Shake Shack, Inc. 03/01/28	4,311,235

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
15,000,000	Vail Resorts, Inc.µ^ 01/01/26	$14,278,500
11,150,000	Wayfair, Inc.*µ
	3.250%, 09/15/27	13,391,038

		117,467,771

	Consumer Staples (0.6%)
4,500,000	Post Holdings, Inc.*
	2.500%, 08/15/27	4,910,445

	Energy (3.4%)
2,400,000	EQT Corp.µ
	1.750%, 05/01/26	5,399,712
4,250,000	Northern Oil And Gas, Inc.*
	3.625%, 04/15/29	4,856,772
7,000,000	Pioneer Natural Resources Company
	0.250%, 05/15/25	16,502,990
	SunEdison, Inc.@
9,411,000	0.250%, 01/15/49*	94,110
898,000	2.000%, 10/01/49	8,980

		26,862,564

	Financials (1.7%)
8,750,000	Morgan Stanley Finance, LLC
	1.000%, 11/23/27	9,242,187
5,750,000	SoFi Technologies, Inc.*
	0.000%, 10/15/26	4,350,163

		13,592,350

	Health Care (19.7%)
4,500,000	Alnylam Pharmaceuticals, Inc.*µ
	1.000%, 09/15/27	4,814,100
5,500,000	Alphatec Holdings, Inc.µ
	0.750%, 08/01/26	5,334,010
5,702,000	BioMarin Pharmaceutical, Inc.µ
	0.599%, 08/01/24	6,300,083
9,500,000	CONMED Corp.*µ
	2.250%, 06/15/27	9,034,120
12,250,000	CryoPort, Inc.*µ
	0.750%, 12/01/26	9,710,330
15,831,000	Dexcom, Inc.µ
	0.250%, 11/15/25	16,689,832
2,426,000	Envista Holdings Corp.µ
	2.375%, 06/01/25	4,637,711
6,750,000	Exact Sciences Corp.µ
	0.375%, 03/15/27	6,384,285
7,250,000	Halozyme Therapeutics, Inc.*µ
	1.000%, 08/15/28	8,098,685
4,250,000	Insmed, Inc.µ
	0.750%, 06/01/28	3,782,330
4,500,000	Insulet Corp.µ
	0.375%, 09/01/26	6,225,255
9,000,000	Integra LifeSciences Holdings Corp.µ
	0.500%, 08/15/25	8,797,140
4,500,000	Ionis Pharmaceuticals, Inc.µ
	0.000%, 04/01/26	4,329,810
9,950,000	Jazz Investments I, Ltd.µ
	2.000%, 06/15/26	11,735,527
3,721,000	Lantheus Holdings, Inc.*µ
	2.625%, 12/15/27	3,993,452
10,250,000	NeoGenomics, Inc.
	0.250%, 01/15/28	6,855,918
4,250,000	NextGen Healthcare, Inc.*
	3.750%, 11/15/27	4,462,670

PRINCIPAL AMOUNT		VALUE
4,000,000	NuVasive, Inc.
	0.375%, 03/15/25	$3,592,800
8,500,000	Omnicell, Inc.µ
	0.250%, 09/15/25	7,769,425
8,000,000	Pacira BioSciences, Inc.µ
	0.750%, 08/01/25	7,356,000
2,500,000	Repligen Corp.^
	0.375%, 07/15/24	4,237,875
4,500,000	Sarepta Therapeutics, Inc.*
	1.250%, 09/15/27	5,132,520
6,750,000	Tandem Diabetes Care, Inc.*
	1.500%, 05/01/25	6,167,070

		155,440,948

	Industrials (6.6%)
3,750,000	Air Transport Services Group, Inc.µ
	1.125%, 10/15/24	3,977,625
4,250,000	Axon Enterprise, Inc.*µ
	0.500%, 12/15/27	4,588,003
7,250,000	John Bean Technologies Corp.µ
	0.250%, 05/15/26	6,717,052
4,250,000	Middleby Corp.
	1.000%, 09/01/25	5,555,515
5,000,000	Parsons Corp.
	0.250%, 08/15/25	5,473,100
7,000,000	Southwest Airlines Company^~
	1.250%, 05/01/25	8,456,980
20,000,000	Uber Technologies, Inc.^ 12/15/25	17,444,000

		52,212,275

	Information Technology (32.5%)
4,500,000	Akamai Technologies, Inc.µ
	0.375%, 09/01/27	4,478,895
9,250,000	Bentley Systems, Inc.µ
	0.125%, 01/15/26	8,593,250
7,500,000	Bill.com Holdings, Inc.µ
	0.000%, 12/01/25	7,877,400
9,250,000	Block, Inc.µ
	0.500%, 05/15/23	10,580,242
6,250,000	Camtek Ltd.*
	0.000%, 12/01/26	5,021,500
5,750,000	Confluent, Inc. 01/15/27	4,492,418
9,750,000	Coupa Software, Inc.µ
	0.125%, 06/15/25	9,526,627
7,500,000	CyberArk Software, Ltd.µ
	0.000%, 11/15/24	8,265,900
8,500,000	Datadog, Inc.µ
	0.125%, 06/15/25	9,325,690
6,000,000	DigitalOcean Holdings, Inc.
	12/01/26	4,643,280
9,066,000	Enphase Energy, Inc.µ 03/01/26	9,565,809
5,750,000	Five9, Inc.µ
	0.500%, 06/01/25	5,446,688
13,750,000	Microchip Technology, Inc.^
	0.125%, 11/15/24	15,271,850
4,500,000	MongoDB, Inc.~
	0.250%, 01/15/26	5,523,300
6,000,000	NCL Corp. Ltd.
	1.125%, 02/15/27	4,594,560
	Okta, Inc.
7,500,000	0.125%, 09/01/25	6,634,650
4,000,000	0.375%, 06/15/26µ	3,417,600
14,000,000	ON Semiconductor Corp.µ^ 05/01/27	21,000,000

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
8,500,000	Palo Alto Networks, Inc.µ 0.750%, 07/01/23	$15,229,790
2,000,000	Q2 Holdings, Inc. 0.750%, 06/01/26	1,726,440
11,250,000	Repay Holdings Corp.* 0.000%, 02/01/26	9,060,750
3,870,000	RingCentral, Inc. 03/01/25	3,397,783
13,750,000	Shift4 Payments, Inc.µ 12/15/25	14,723,087
7,750,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	10,665,395
11,500,000	Splunk, Inc. 1.125%, 06/15/27	9,946,350
10,000,000	Tyler Technologies, Inc.^ 0.250%, 03/15/26	9,506,200
12,250,000	Unity Software, Inc.µ 11/15/26	9,470,720
6,250,000	Wix.com, Ltd.^ 08/15/25	5,385,625
	Wolfspeed, Inc.*
8,750,000	1.875%, 12/01/29	8,498,787
5,338,000	0.250%, 02/15/28	4,896,281
8,000,000	Zscaler, Inc.µ 0.125%, 07/01/25	8,754,000

		255,520,867

	Materials (2.6%)
1,875,000	ATI, Inc.µ 3.500%, 06/15/25	4,538,606
3,500,000	Ivanhoe Mines, Ltd.*µ 2.500%, 04/15/26	4,850,440
4,991,000	Lithium Americas Corp. 1.750%, 01/15/27	4,357,992
6,306,000	MP Materials Corp.* 0.250%, 04/01/26	6,312,684

		20,059,722

	Other (0.1%)
475,000	Multiplan Corp.* 6.000%, 10/15/27 CASH RATE IS 6%. PIK RATE IS 7%.	310,816

	Real Estate (0.7%)
6,000,000	Pebblebrook Hotel Trust^ 1.750%, 12/15/26	5,448,060

	TOTAL CONVERTIBLE BONDS (Cost $719,014,051)	716,321,971

U.S. GOVERNMENT AND AGENCY SECURITIES (4.2%)
	United States Treasury Noteµ
13,750,000	2.500%, 04/30/24^	13,395,776
13,750,000	2.500%, 05/31/24^	13,378,052
6,250,000	2.250%, 03/31/24	6,079,224

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $33,726,740)	32,853,052

BANK LOANS (5.4%) ¡

	Airlines (0.3%)
886,500	Mileage Plus Holdings, LLC‡ 9.996%, 06/21/27 3 mo. LIBOR + 5.25%	925,785

PRINCIPAL AMOUNT		VALUE
1,179,000	United Airlines, Inc.‡ 8.568%, 04/21/28 3 mo. LIBOR + 3.75%	$1,181,199

		2,106,984

	Communication Services (0.6%)
1,254,500	Clear Channel Outdoor Holdings, Inc.‡ 8.325%, 08/21/26 3 mo. LIBOR + 3.50%	1,196,479
3,250	Clear Channel Outdoor Holdings, Inc.‡ 8.070%, 08/21/26 1 mo. LIBOR + 3.50%	3,100
488,753	CMG Media Corp.‡ 8.230%, 12/17/26 3 mo. LIBOR + 3.50%	464,878
1,397,529	DIRECTV Financing, LLC‡ 9.570%, 08/02/27 1 mo. LIBOR + 5.00%	1,377,516
1,505,000	Entercom Media Corp.‡ 7.047%, 11/18/24 1 mo. LIBOR + 2.50%	1,085,165
268,649	Nexstar Broadcasting, Inc.‡ 7.070%, 09/18/26 1 mo. LIBOR + 2.50%	269,096
482,575	Univision Communications, Inc.‡ 8.830%, 06/24/29 3 mo. SOFR + 4.25%	483,178

		4,879,412

	Consumer Discretionary (1.0%)
485,000	Caesars Entertainment, Inc.! 0.000%, 01/20/30	485,175
305,816	Life Time Fitness, Inc.‡ 9.485%, 12/16/24 3 mo. LIBOR + 4.75%	306,543
479,590	Penn National Gaming, Inc.‡ 7.411%, 05/03/29 1 mo. SOFR + 2.75%	479,856
1,665,338	Petco Health and Wellness Company, Inc.‡ 7.976%, 03/03/28 3 mo. SOFR + 3.25%	1,650,857
2,404,634	PetSmart, Inc.‡ 8.411%, 02/11/28 1 mo. SOFR + 3.75%	2,391,613
969,000	SkyMiles IP, Ltd.‡ 8.558%, 10/20/27 3 mo. LIBOR + 3.25%3 mo. LIBOR + 3.75%	1,003,768
607,572	TKC Holdings, Inc.‡ 10.070%, 05/15/28 1 mo. LIBOR + 5.50%	510,105
1,606,500	WW International, Inc.‡ 8.070%, 04/13/28 1 mo. LIBOR + 3.50%	965,233

		7,793,150

	Financials (0.7%)
997,487	AssuredPartners, Inc.! 0.000%, 02/12/27	987,981
960,000	Hub International, Ltd.‡ 8.220%, 11/10/29 3 mo. SOFR + 4.00%	960,749

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,776,452	Jazz Financing Lux Sarl‡ 8.070%, 05/05/28 1 mo. LIBOR + 3.50%	$1,776,727
1,331,550	VFH Parent, LLC‡ 7.612%, 01/13/29 1 mo. SOFR + 3.00%	1,327,389

		5,052,846

	Health Care (0.8%)
857,489	Amneal Pharmaceuticals, LLC‡ 8.125%, 05/04/25 1 mo. LIBOR + 3.50%	810,507
833,661	Amneal Pharmaceuticals, LLC‡ 8.250%, 05/04/25 3 mo. LIBOR + 3.50%	787,985
238,875	Bausch Health Companies, Inc.‡ 9.828%, 02/01/27 1 mo. SOFR + 5.25%	184,871
631,182	Icon Luxembourg Sarl‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	631,974
1,014,097	Mallinckrodt International Finance, SA‡ 9.986%, 09/30/27 3 mo. LIBOR + 5.25%	780,911
988,235	Padagis, LLC‡ 9.538%, 07/06/28 3 mo. LIBOR + 4.75%	922,355
157,259	PRA Health Sciences, Inc.‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	157,457
2,401,326	Team Health Holdings, Inc.‡ 9.811%, 03/02/27 1 mo. SOFR + 5.25%	2,002,105

		6,278,165

	Industrials (0.8%)
355,200	ACProducts, Inc.‡ 8.980%, 05/17/28 6 mo. LIBOR + 4.25%	289,104
117,600	ACProducts, Inc.‡ 8.980%, 05/17/28 3 mo. LIBOR + 4.25%	95,717
611,925	Air Canada‡ 8.130%, 08/11/28 3 mo. LIBOR + 3.50%	613,562
800,000	American Airlines, Inc.‡ 9.558%, 04/20/28 3 mo. LIBOR + 4.75%	822,748
1,231,913	ChampionX Corp.‡ 7.747%, 06/07/29 1 mo. SOFR + 3.25%	1,234,031
969,824	Dun & Bradstreet Corp.‡ 7.767%, 02/06/26 1 mo. LIBOR + 3.25%	969,392
857,779	Granite Holdings US Acquisition Company‡ 8.750%, 09/30/26 3 mo. LIBOR + 4.00%	858,315
1,134,300	Scientific Games International, Inc.‡ 7.578%, 04/14/29 1 mo. SOFR + 3.00%	1,134,703

PRINCIPAL AMOUNT		VALUE
525,000	Summit Materials, LLC‡ 7.608%, 12/14/27 3 mo. SOFR + 3.00%	$527,079

		6,544,651

	Information Technology (0.4%)
957,103	Banff Merger Sub, Inc.‡ 8.320%, 10/02/25 1 mo. LIBOR + 3.75%	941,733
859,310	Camelot U.S. Acquisition LLC‡ 7.517%, 10/30/26 1 mo. LIBOR + 3.00%	859,202
343,192	Camelot U.S. Acquisition LLC‡ 7.517%, 10/30/26 1 mo. LIBOR + 3.00%	343,353
955,152	II-VI, Inc.‡ 7.320%, 07/02/29 1 mo. LIBOR + 2.75%	954,851

		3,099,139

	Information Technology (0.0%)
245,000	CDK Global, Inc.‡ 9.080%, 07/06/29 3 mo. SOFR + 4.50%	244,809

	Materials (0.4%)
775,000	American Axle and Manufacturing, Inc.‡ 8.033%, 12/13/29 1 mo. SOFR + 3.60%	776,291
1,194,925	Innophos, Inc.‡ 7.820%, 02/05/27 1 mo. LIBOR + 3.25%	1,194,178
486,325	LSF11 A5 HoldCo, LLC‡ 8.176%, 10/15/28 1 mo. SOFR + 3.50%	472,749
480,000	LSF11 A5 HoldCo, LLC! 0.000%, 10/15/28	469,200

		2,912,418

	Special Purpose Acquisition Companies (0.4%)
857,500	AP Core Holdings II, LLC‡ 10.070%, 09/01/27 1 mo. LIBOR + 5.50%	829,631
477,600	Clydesdale Acquisition Holdings, Inc.‡ 8.836%, 04/13/29 1 mo. SOFR + 4.18%	469,978
243,163	Fertitta Entertainment, LLC‡ 8.561%, 01/27/29 1 mo SOFR + 4.00%	240,748
1,027,425	Oscar AcquisitionCo, LLC‡ 9.180%, 04/29/29 3 mo. SOFR + 4.50%	997,743
997,500	Patagonia Holdco LLC‡ 9.960%, 08/01/29 3 mo. SOFR + 5.75%	842,887

		3,380,987

	TOTAL BANK LOANS (Cost $44,103,345)	42,292,561

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (12.2%)

	Communication Services (1.6%)
10,250	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	$12,355,145

	Consumer Discretionary (1.2%)
78,610	Aptiv, PLC 5.500%, 06/15/23	9,904,074

	Energy (0.0%)
26	Gulfport Energy Corp.‡‡ 10.000%, 03/03/23 15.00% PIK rate	152,100

	Financials (2.0%)
8,100	Bank of America Corp.‡‡ 7.250%,	10,078,020
83,355	KKR & Company, Inc. 6.000%, 09/15/23	5,631,464

		15,709,484

	Health Care (1.0%)
70,970	Boston Scientific Corp. 5.500%, 06/01/23	8,099,806

	Utilities (6.4%)
141,020	AES Corp.^ 6.875%, 02/15/24	14,079,437
212,950	American Electric Power Company, Inc.^ 6.125%, 08/15/23	10,956,278
	NextEra Energy, Inc.
265,160	6.219%, 09/01/23	12,698,512
180,300	6.926%, 09/01/25	8,645,385
77,785	5.279%, 03/01/23	3,888,472

		50,268,084

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $94,161,628)	96,488,693

COMMON STOCKS (0.5%)

	Communication Services (0.0%)
20,285	Altice USA, Inc. - Class A#	99,396
6,819	Cumulus Media, Inc. - Class A#	45,687
1	Frontier Communications Parent, Inc.#	30

		145,113

	Energy (0.5%)
8,836	Chaparral Energy, Inc. - Class A&#	375,530
2,869	Chesapeake Energy Corp.	248,800
67,000	Energy Transfer, LP	889,760
39,795	Enterprise Products Partners, LP	1,018,752
6,644	EP Energy Corp.&#	52,321
12,830	Magellan Midstream Partners, LP	685,122
8,500	Williams Companies, Inc.^	274,040

		3,544,325

	Health Care (0.0%)
14,466	Mallinckrodt, PLC#	108,495

NUMBER OF SHARES		VALUE

	Special Purpose Acquisition Company (0.0%)
11,386	Intelsat Emergence, SA&#	$264,725

	TOTAL COMMON STOCKS (Cost $6,293,287)	4,062,658

PREFERRED STOCKS (0.5%)

	Consumer Discretionary (0.1%)
6,122	Guitar Center, Inc.&
		762,189

	Energy (0.3%)
37,195	NuStar Energy, LP‡ ‡‡ 10.379%, 03/02/23 3 mo. USD LIBOR + 5.64%	864,412
16,794	NuStar Energy, LP‡ ‡‡ 11.502%, 03/02/23 3 mo. USD LIBOR + 6.77%	420,186
43,000	NuStar Logistics, LP‡ 11.526%, 01/15/43 3 mo. USD LIBOR + 6.73%	1,078,010

		2,362,608

	Financials (0.1%)
23,902	B Riley Financial, Inc. 5.250%, 08/31/28	507,678

	TOTAL PREFERRED STOCKS (Cost $3,770,168)	3,632,475

WARRANTS (0.0%) #

	Energy (0.0%)
47,739	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	5
42,965	Mcdermott International, Ltd. 06/30/27, Strike $12.33	4

	TOTAL WARRANTS (Cost $18,376)	9

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTION (0.1%) #

	Consumer Discretionary (0.1%)
33	Booking Holdings, Inc.
8,032,530	Call, 06/16/23, Strike $2,350.00 (Cost $821,457)	861,960

TOTAL INVESTMENTS (153.7%)
(Cost $1,252,281,586)		1,210,260,488

MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-16.9%)		(133,000,000)

LIABILITIES, LESS OTHER ASSETS (-36.8%)		(289,698,214)

NET ASSETS (100.0%)		$787,562,274

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $376,001,636.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2023.
‡‡	Perpetual maturity.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options.
The aggregate value of such securities is $7,847,321.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 35% of its managed assets in convertible securities. The Fund invests in securities with a broad range of maturities. The average term to maturity of the Fund’s securities typically will range from five to ten years. A substantial portion of the Fund’s assets may be invested in below investment grade (high yield, high risk) securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”) to perfom fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are dertermined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2023 was as follows:*

Cost basis of investments	$1,252,281,586
Gross unrealized appreciation	70,244,666
Gross unrealized depreciation	112,265,764
Net unrealized appreciation (depreciation)	$182,510,430

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 2,650,000 MRPS were issued with an aggregate liquidation preference of $66.25 million. On September 6, 2017, 4,000,000 MRPS were issued with an aggregate liquidation preference of $100.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into four series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2023.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	1,330	$25	$33,250,000
Series C	9/06/27	4.24%	1,340	$25	$33,500,000
Series D	8/24/26	2.45%	1,320	$25	$33,000,000
Series E	5/24/27	2.68%	1,330	$25	$33,250,000
				Total	$133,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended January 31, 2023, all MRPS were rated `AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series A, B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as Kroll, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as Kroll, by application of the applicable rating agency guidelines.

With regard to Series D and E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.